Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets arising on:
Deferred tax assets arising on Beginning Balance	$ 37,844	$ 37,844
Deferred tax assets, Recognized in consolidated statement of comprehensive loss	10,826,237
Deferred tax assets arising on Ending Balance	302,978	37,844
Deferred tax liabilities arising on:
Deferred tax liabilities arising on Beginning Balance
Deferred tax liabilities, Recognized in consolidated statement of comprehensive loss	(18,219,484)
Deferred tax liabilities arising on Ending Balance	(7,658,381)
Net deferred tax assets (liabilities) Beginning Balance	37,844	37,844
Net deferred tax assets (liabilities), Recognized in consolidated statement of comprehensive loss	(7,393,247)
Net deferred tax assets (liabilities)	(7,355,403)	37,844
Lease liabilities [Member]
Deferred tax assets arising on:
Deferred tax assets arising on Beginning Balance
Deferred tax assets, Recognized in consolidated statement of comprehensive loss	261,034
Deferred tax assets arising on Ending Balance	261,034
Cost of sales from percentage of completion [Member]
Deferred tax assets arising on:
Deferred tax assets arising on Beginning Balance
Deferred tax assets, Recognized in consolidated statement of comprehensive loss	10,561,103
Deferred tax assets arising on Ending Balance	10,561,103
Net operating loss carry over [Member]
Deferred tax assets arising on:
Deferred tax assets arising on Beginning Balance	37,844	37,844
Deferred tax assets, Recognized in consolidated statement of comprehensive loss
Deferred tax assets arising on Ending Balance	37,844	37,844
Nondeductible accruals [Member]
Deferred tax assets arising on:
Deferred tax assets arising on Beginning Balance
Deferred tax assets, Recognized in consolidated statement of comprehensive loss	4,100
Deferred tax assets arising on Ending Balance	4,100
Deferred tax assets [Member]
Deferred tax assets arising on:
Deferred tax assets arising on Beginning Balance	37,844	37,844
Deferred tax assets, Recognized in consolidated statement of comprehensive loss	10,826,237
Deferred tax assets arising on Ending Balance	10,864,081	37,844
Offsetting of deferred tax assets [Member]
Deferred tax assets arising on:
Deferred tax assets arising on Beginning Balance
Deferred tax assets, Recognized in consolidated statement of comprehensive loss
Deferred tax assets arising on Ending Balance	(10,561,103)
Right of use assets [Member]
Deferred tax liabilities arising on:
Deferred tax liabilities arising on Beginning Balance
Deferred tax liabilities, Recognized in consolidated statement of comprehensive loss	(241,422)
Deferred tax liabilities arising on Ending Balance	(241,422)
Revenue from percentage of completion [Member]
Deferred tax liabilities arising on:
Deferred tax liabilities arising on Beginning Balance
Deferred tax liabilities, Recognized in consolidated statement of comprehensive loss	(17,978,062)
Deferred tax liabilities arising on Ending Balance	(17,978,062)
Deferred tax liabilities [Member]
Deferred tax liabilities arising on:
Deferred tax liabilities arising on Beginning Balance
Deferred tax liabilities, Recognized in consolidated statement of comprehensive loss	(18,219,484)
Deferred tax liabilities arising on Ending Balance	(18,219,484)
Offsetting of deferred tax liabilities [Member]
Deferred tax liabilities arising on:
Deferred tax liabilities arising on Beginning Balance
Deferred tax liabilities, Recognized in consolidated statement of comprehensive loss
Deferred tax liabilities arising on Ending Balance	$ 10,561,103